SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2023	December 31, 2022
300,000,000 common shares of $0.01 par value each (December 31, 2022: 300,000,000 common shares of $0.01 par value each)	3,000	3,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2023	December 31, 2022
138,562,173 common shares of $0.01 par value each (December 31, 2022: 138,562,173 common shares of $0.01 par value each)	1,386	1,386

The Company’s common shares are listed on the New York Stock Exchange.
On January 1, 2022, the Company implemented the guidance contained in ASU 2020-06 which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. ASU 2020-06, was adopted using the modified retrospective method. Following the adoption, the 4.875% senior unsecured convertible notes due 2023 were reflected entirely as a liability as the embedded conversion feature is no longer presented within stockholders' equity. The cumulative effect of adopting this guidance was an incremental adjustment of $4.3 million to opening retained earnings, and a $5.9 million reduction to additional paid-in capital as of January 1, 2022. This net adjustment to equity of $1.6 million resulted in a corresponding decrease in deferred debt issuance costs.

On May 1, 2020, the Company filed a registration statement to register the sale of up to 10,000,000 common shares pursuant to the dividend reinvestment plan (“DRIP”), to facilitate investments by individual and institutional shareholders who wish to invest dividend payments received on shares owned or other cash amounts, in the Company's common shares on a regular basis, one time basis or otherwise. If certain waiver provisions in the DRIP are requested and granted pursuant to the terms of the plan, the Company may grant additional share sales to investors from time to time up to the amount registered under the plan. On April 15, 2022, the Company filed a new registration statement to register the sale of up to 10,000,000 common shares pursuant to the DRIP.

In May 2020, the Company entered into an equity distribution agreement with BTIG LLC ("BTIG") under which the Company may, from time to time, offer and sell new common shares having aggregate sales proceeds of up to $100.0 million through an at-the-market offering program (the “2020 ATM Program”). In April 2022, the Company entered into an amended and restated equity distribution agreement with BTIG under which the Company may, from time to time, offer and sell new common shares up to $100.0 million through an at-the-market offering program (the “2022 ATM Program”). Under this agreement, the prior 2020 ATM Program was terminated and replaced with the renewed 2022 ATM Program, under which the Company may continue to offer and sell new common shares having aggregate sales proceeds of up to $100.0 million, from time to time through BTIG, at the Company’s discretion. On April 28, 2023, in connection with the 2022 ATM Program, the Company filed a new registration statement on Form F-3ASR and an accompanying prospectus supplement with the SEC to register the offer and sale of up to $100.0 million common shares pursuant to the 2022 ATM Program.

During the six months ended June 30, 2023, the Company declared a dividend of $0.24 per share on February 15, 2023 to shareholders of record as of March 15, 2023, with an ex-dividend date of March 14, 2023. The Company also declared a dividend of $0.24 per share on May 15, 2023 to shareholders of record as of June 16, 2023, with an ex-dividend date of June 15, 2023. No new shares were issued and sold under the DRIP and ATM arrangements during the six months ended June 30, 2023 or during the year ended December 31, 2022.

On May 8, 2023, the board of directors of the Company (the “Board of Directors”) authorized the repurchase of up to an aggregate of $100 million of the Company’s common shares until June 30, 2024 ("share repurchase program"). During the six months ended June 30, 2023, the Company repurchased a total of 527,417 shares, at an average price of approximately $9.15 per share, with principal amounts totaling $4.8 million.

During the year ended December 31, 2022, 85,500 share options were exercised with a total intrinsic value of $0.1 million on the day of exercise. The Company issued a total of 10,786 new shares in full satisfaction of this intrinsic value, with no cash exchanges. The weighted average exercise price of the options exercised was $8.87 per share. During the six months ended June 30, 2023, no share options were exercised.

As described above, in November 2016, in relation with the Company's issuance of the 5.75% senior unsecured convertible bonds totaling $225 million in October 2016, the Company entered a share lending arrangement and issued 8,000,000 common shares, par value $0.01 per share, thereunder. The shares were issued at par value and had been loaned to an affiliate of one of the underwriters of the bond issue, in order to assist investors in the bonds to hedge their position. The bonds were convertible into the Company's common shares and matured on October 15, 2021. In December 2021, the Company entered into a general share lending agreement with another counterparty and the 8,000,000 shares were transferred into its custody. It was determined that the transaction qualified for equity classification, and as of the date of inception and as of June 30, 2023, the fair value was determined to be nil (year ended December 31, 2022: nil).
In May 2018, in relation with the Company's issuance of 4.875% senior unsecured convertible bonds totaling $164 million in April and May 2018, the Company entered a share lending arrangement and issued 3,765,842 common shares, par value $0.01 per share, from up to 7,000,000 issuable under a share lending arrangement. The shares were issued at par value and had been loaned to an affiliate of one of the underwriters of the bond issue, in order to assist investors in the bonds to hedge their position. The bonds were convertible into the Company's common shares and matured on May 1, 2023. Also in May 2023, the Company transferred 1,496,600 of the 3,765,842 shares into the custody of another counterparty under a general share lending agreement. It was determined that the transaction qualified for equity classification, and as of the date of inception and as of June 30, 2023, the fair value was determined to be nil (year ended December 31, 2022: nil). As of June 30, 2023, 2,268,542 of the shares issued under the initial share lending arrangement related to the issuance of the 4.875% senior unsecured convertible notes remained in the custody of the counterparty to that arrangement.

During the six months ended June 30, 2023, $0.0 million of the dividend declared was paid from contributed surplus (year ended December 31, 2022: $37.3 million).